UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04443

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

September 30, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating-Rate Municipal Income Fund

Semiannual Report

September 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2017

Eaton Vance

Floating-Rate Municipal Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	18

Officers and Trustees	21

Important Notices	22

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2017

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/29/1992	0.60%	0.91%	–0.18%	1.98%
Class A with 2.25% Maximum Sales Charge	—	—	–1.71	–1.41	–0.63	1.75
Class I at NAV	08/03/2010	05/29/1992	0.78	1.16	–0.02	2.09
Bloomberg Barclays 1 Year Municipal Bond Index	—	—	0.61%	1.13%	0.74%	1.66%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					0.63%	0.48%
Net					0.60	0.45

% Distribution Rates/Yields[4]					Class A	Class I
Distribution Rate					0.79%	0.94%
Taxable-Equivalent Distribution Rate					1.40	1.66
SEC 30-day Yield					0.68	0.85
Taxable-Equivalent SEC 30-day Yield					1.20	1.50

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2017

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays 1 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1–2 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective August 19, 2013, the Fund changed its investment objective and policies. Prior to August 19, 2013, the Fund employed a strategy of investing in fixed-rate bonds with a dollar-weighted average portfolio duration of between three and nine years. Performance prior to August 19, 2013 reflects the Fund’s performance under its former investment objective and policies.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 7/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 – September 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period* (4/1/17 – 9/30/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,006.00	$3.07	0.61%
Class I	$1,000.00	$1,007.80	$2.32	0.46%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.00	$3.09	0.61%
Class I	$1,000.00	$1,022.80	$2.33	0.46%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2017.

4

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 100.3%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.4%
Ohio Water Development Authority, Water Pollution Control Loan Fund, 1.16%, (SIFMA + 0.22%), 12/1/20(1)	$7,500	$7,502,400

		$7,502,400

Education — 5.3%
California Infrastructure and Economic Development Bank, (The Colburn School), 1.94%, (SIFMA + 1.00%), 6/1/20 (Put Date), 8/1/37(1)	$2,000	$2,008,840
Minnesota Higher Education Facilities Authority, (Carleton College), (SPA: JPMorgan Chase Bank, N.A.), 1.00%, 4/1/35(2)	6,750	6,750,000
Missouri Health and Educational Facilities Authority, (St. Louis University), (LOC: U.S. Bank, N.A.), 0.94%, 10/1/24(2)	3,000	3,000,000
West Virginia University, 1.47%, (SIFMA + 0.53%), 10/1/19 (Put Date), 10/1/41(1)	4,500	4,494,870

		$16,253,710

Electric Utilities — 4.8%
Long Island Power Authority, NY, Electric System Revenue, 1.516%, (70% of 1 mo. USD LIBOR + 0.65%), 11/1/18 (Put Date), 5/1/33(1)	$8,000	$8,006,640
Oklahoma Municipal Power Authority, 1.74%, (SIFMA + 0.80%), 8/1/18 (Put Date), 1/1/23(1)	1,330	1,329,162
San Antonio, TX, Electric and Gas Systems Revenue, 2.00%, 12/1/18 (Put Date), 12/1/27	3,500	3,530,485
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.35% to 5/1/18 (Put Date), 11/1/27	2,000	2,001,160

		$14,867,447

General Obligations — 16.1%
California, 1.564%, (70% of 1 mo. USD LIBOR + 0.70%), 12/1/20 (Put Date), 12/1/28(1)	$3,000	$3,027,870
California, 1.692%, (70% of 1 mo. USD LIBOR + 0.83%), 12/3/18 (Put Date), 12/1/29(1)	4,300	4,315,394
Connecticut, 1.57%, (SIFMA + 0.63%), 3/1/20(1)	1,000	1,001,850
Connecticut, 1.69%, (SIFMA + 0.75%), 3/1/21(1)	275	274,486
Connecticut, 1.96%, (SIFMA + 1.02%), 8/15/20(1)	3,000	3,001,020
Everett, WA, 1.34%, (SIFMA + 0.40%), 12/1/19 (Put Date), 12/1/34(1)	1,480	1,482,915
Honolulu City and County, HI, 1.24%, (SIFMA+ 0.30%), 9/1/20 (Put Date), 9/1/22(1)	4,000	4,001,200
Honolulu City and County, HI, 1.24%, (SIFMA+ 0.30%), 9/1/20 (Put Date), 9/1/23(1)	5,000	5,001,500
Illinois, 5.00%, 1/1/18	1,000	1,008,110
Illinois, 5.00%, 11/1/18	1,500	1,548,195

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Manheim Township School District, PA, 1.241%, (68% of 1 mo. USD LIBOR + 0.40%), 5/1/18 (Put Date), 5/1/25(1)	$1,610	$1,607,392
Massachusetts, 1.338%, (67% of 3 mo. USD LIBOR + 0.46%), 11/1/18(1)	1,500	1,499,985
Massachusetts, 1.54%, (SIFMA + 0.60%), 2/1/20(1)	7,500	7,542,075
Mississippi, 1.159%, (67% of 1 mo. USD LIBOR + 0.33%), 9/1/20 (Put Date), 9/1/27(1)	3,000	2,999,790
New York, NY, 1.52%, (SIFMA + 0.58%), 8/1/27(1)	2,000	2,000,920
New York, NY, (SPA: JPMorgan Chase Bank, N.A.), 0.97%, 1/1/36(2)	4,300	4,300,000
Texas, (Texas Transportation Commission), 1.32%, (SIFMA + 0.38%), 10/1/18 (Put Date), 10/1/41(1)	3,500	3,500,770
Waxahachie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/19	1,500	1,468,470

		$49,581,942

Hospital — 14.3%
Allen County, OH, (Mercy Health), 1.69%, (SIFMA + 0.75%), 5/1/20 (Put Date), 11/1/35(1)	$1,250	$1,249,488
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 1.791%, (68% of 1 mo. USD LIBOR + 0.95%), 7/1/20 (Put Date), 7/1/49(1)	1,000	1,004,590
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 1.379%, (67% of 1 mo. USD LIBOR + 0.55%), 7/1/19 (Put Date), 7/1/49(1)	7,935	7,930,715
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.), 1.89%, (SIFMA + 0.95%), 2/18/20 (Put Date), 8/15/35(1)	7,400	7,415,244
Geisinger Authority, PA, (Geisinger Health System Foundation), 1.898%, (67% of 1 mo. USD LIBOR + 1.07%), 6/1/24 (Put Date), 6/1/28(1)	2,000	1,989,200
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 1.52%, (SIFMA + 0.58%), 12/1/19 (Put Date), 12/1/42(1)	5,000	5,012,050
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), 1.659%, (67% of 1 mo. USD LIBOR + 0.83%), 11/15/17 (Put Date), 5/15/38(1)	990	990,000
Massachusetts Development Finance Agency, (Partners HealthCare System), 1.49%, (SIFMA + 0.55%), 1/30/18 (Put Date), 7/1/38(1)	1,955	1,955,997
Michigan Finance Authority, (McLaren Health Care), 1.441%, (68% of 1 mo. USD LIBOR + 0.60%), 10/15/18 (Put Date), 10/15/30(1)	920	919,788
Michigan Finance Authority, (McLaren Health Care), 1.591%, (68% of 1 mo. USD LIBOR + 0.75%), 10/15/20 (Put Date), 10/15/38(1)	1,250	1,254,250
Michigan Finance Authority, (Trinity Health Credit Group), 1.367%, (67% of 1 mo. USD LIBOR + 0.54%), 12/1/20 (Put Date), 12/1/39(1)	5,100	5,106,120

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 1.608%, (67% of 3 mo. USD LIBOR + 0.73%), 5/1/18(1)	$2,790	$2,790,726
Washington Health Care Facilities Authority, (Catholic Health Initiatives), 1.94%, (SIFMA+ 1.00%), 1/1/21 (Put Date), 1/1/35(1)	3,000	2,998,740
Washington Health Care Facilities Authority, (PeaceHealth), (Liq: JPMorgan Chase Bank, N.A.), 1.19%, 11/1/24(3)(4)	3,500	3,500,000

		$44,116,908

Industrial Development Revenue — 3.8%
Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), 2.125% to 11/1/19 (Put Date), 11/1/41	$1,000	$1,013,350
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(4)	165	165,063
Sussex County Industrial Development Authority, VA, (Atlantic Waste Disposal, Inc.), (AMT), 2.375% to 5/1/19 (Put Date), 6/1/28	1,500	1,520,610
Whiting, IN, (BP Products North America, Inc.), (AMT), 1.69%, (SIFMA + 0.75%), 12/2/19 (Put Date), 12/1/44(1)	9,000	8,999,190

		$11,698,213

Insured – General Obligations — 1.0%
Allegheny County, PA, (AGM), 1.428%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/26(1)	$3,150	$3,105,585

		$3,105,585

Insured – Transportation — 0.4%
Metropolitan Transportation Authority, NY, (AGM), 1.534%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(1)	$1,250	$1,259,663

		$1,259,663

Lease Revenue / Certificates of Participation — 0.6%
New Jersey Economic Development Authority, (School Facilities Construction), 2.49%, (SIFMA + 1.55%), 9/1/27(1)	$2,000	$1,950,380

		$1,950,380

Other Revenue — 8.1%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.291%, (70% of 3 mo. USD LIBOR + 0.37%), 4/1/20 (Put Date), 4/1/38(1)	$5,500	$5,519,195

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.22%, (SIFMA + 0.28%), 4/2/18 (Put Date), 10/1/47(1)	$2,700	$2,700,864
Lancaster Port Authority, OH, Gas Supply Revenue, (SPA: Royal Bank of Canada), 1.449%, (67% of 1 mo. USD LIBOR + 0.62%), 8/1/19(1)	1,700	1,688,168
Lancaster Port Authority, OH, Gas Supply Revenue, (SPA: Royal Bank of Canada), 1.549%, (67% of 1 mo. USD LIBOR + 0.72%), 8/1/19 (Put Date), 5/1/38(1)	4,105	4,083,777
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 1.579%, (67% of 1 mo. USD LIBOR + 0.75%), 8/1/19 (Put Date), 11/1/39(1)	6,000	5,994,300
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.929%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	2,000	1,998,860
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.99%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	3,000	3,030,090

		$25,015,254

Senior Living / Life Care — 0.2%
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	$590	$472,000

		$472,000

Special Tax Revenue — 2.6%
District of Columbia, Income Tax Secured Revenue, 1.24%, (SIFMA + 0.30%), 12/1/17(1)	$5,000	$5,000,550
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 1.31%, (SIFMA + 0.37%), 11/1/18 (Put Date), 11/1/28(1)	3,000	2,999,520
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(5)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	60	59,775
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(5)	20	2,000
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(5)	90	63,104

		$8,124,949

Transportation — 28.5%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 1.459%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(1)	$8,500	$8,534,935
Bay Area Toll Authority, CA, (San Francisco Bay Area), 1.54%, (SIFMA + 0.60%), 4/1/20 (Put Date), 4/1/34(1)	3,500	3,514,210
Bay Area Toll Authority, CA, (San Francisco Bay Area), 1.64%, (SIFMA + 0.70%), 10/1/19 (Put Date), 4/1/47(1)	1,000	1,005,060

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Denver City and County, CO, Airport System Revenue, 1.726%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(1)	$9,000	$9,025,740
E-470 Public Highway Authority, CO, 1.725%, (67% of 1 mo. USD LIBOR + 0.90%), 9/1/19 (Put Date), 9/1/39(1)	3,500	3,519,915
Harris County, TX, Toll Road Revenue, 1.64%, (SIFMA + 0.70%), 8/15/18 (Put Date), 8/15/21(1)	1,500	1,499,595
Kansas Department of Transportation, 1.229%, (67% of 1 mo. USD LIBOR + 0.40%), 9/1/19(1)	7,500	7,493,925
Metropolitan Transportation Authority, NY, 1.309%, (67% of 1 mo. USD LIBOR + 0.48%), 11/1/18 (Put Date), 11/1/26(1)	1,500	1,494,420
Metropolitan Transportation Authority, NY, 1.52%, (SIFMA + 0.58%), 6/1/20 (Put Date), 11/15/39(1)	3,000	2,997,360
Metropolitan Transportation Authority, NY, 1.529%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/20 (Put Date), 11/1/31(1)	1,000	1,005,600
Metropolitan Transportation Authority, NY, 1.659%, (67% of 1 mo. USD LIBOR + 0.83%), 11/1/17(1)	1,700	1,700,867
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.94%, (SIFMA + 1.00%), 12/15/19 (Put Date), 6/15/34(1)	7,000	6,966,960
New Jersey Turnpike Authority, (1 mo. USD LIBOR + 0.48%), 1/1/22(6)	7,000	7,001,190
New Jersey Turnpike Authority, (1 mo. USD LIBOR + 0.60%), 1/1/23(6)	3,000	3,000,690
New Jersey Turnpike Authority, 1.399%, (67% of 1 mo. USD LIBOR + 0.57%), 1/1/18 (Put Date), 1/1/24(1)	1,000	1,000,000
New Jersey Turnpike Authority, 1.49%, (SIFMA + 0.55%), 1/1/18(1)	5,000	4,999,350
North Texas Tollway Authority, 1.61%, (SIFMA + 0.67%), 1/1/20 (Put Date), 1/1/38(1)	5,600	5,606,608
North Texas Tollway Authority, 1.74%, (SIFMA + 0.80%), 1/1/19 (Put Date), 1/1/50(1)	5,000	5,017,250
Pennsylvania Turnpike Commission, 1.54%, (SIFMA + 0.60%), 12/1/18(1)	1,500	1,502,400
Pennsylvania Turnpike Commission, 1.82%, (SIFMA + 0.88%), 12/1/20(1)	685	691,021
Pennsylvania Turnpike Commission, 1.92%, (SIFMA+ 0.98%), 12/1/21(1)	1,850	1,876,566
Pennsylvania Turnpike Commission, 2.21%, (SIFMA + 1.27%), 12/1/20(1)	2,450	2,500,666
Triborough Bridge and Tunnel Authority, NY, 1.529%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/21 (Put Date), 1/1/32(1)	6,000	6,030,120

		$87,984,448

Water and Sewer — 12.2%
Bellingham, WA, Water and Sewer Revenue, (Liq: Citibank, N.A.), 1.14%, 8/1/19(3)(4)	$3,430	$3,430,000

Security	Principal Amount (000’s omitted)	Value
California Department of Water Resources, (Central Valley Project), 1.31%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(1)	$10,000	$10,000,000

Water and Sewer (continued)
Louisiana Local Government Environmental Facilities and Community Development Authority, (East Baton Rouge Sewerage Commission), 1.562%, (70% of 1 mo. USD LIBOR + 0.70%), 8/1/18 (Put Date), 2/1/49(1)	3,000	3,008,670
Metropolitan Water District of Southern California, 0.99%, (SIFMA + 0.05%), 7/18/18 (Put Date), 7/1/37(1)	5,000	4,987,850
Metropolitan Water District of Southern California, 1.32%, (SIFMA + 0.38%), 3/27/18 (Put Date), 7/1/36(1)	4,000	4,000,800
Narragansett Bay Commission, RI, Wastewater System Revenue, (LOC: TD Bank, N.A.), 1.00%, 9/1/34(2)	4,900	4,900,000
Riverside, CA, Water System Revenue, 1.57%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	7,270	7,269,709

		$37,597,029

Total Tax-Exempt Municipal Securities — 100.3% (identified cost $309,304,362)		$309,529,928

Institutional MuniFund Term Preferred Shares — 0.7%

Security	Shares	Value
Nuveen Texas Quality Income Municipal Fund, (AMT), 1.84%, (SIFMA + 0.90%), 11/1/18(4)(7)	400	$2,003,140

Total Institutional MuniFund Term Preferred Shares — 0.7% (identified cost $2,000,000)		$2,003,140

Total Investments — 101.0% (identified cost $311,304,362)		$311,533,068

Other Assets, Less Liabilities — (1.0)%		$(2,977,826)

Net Assets — 100.0%		$308,555,242

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2017, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	18.5%
New York	11.2%
Others, representing less than 10% individually	71.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2017, 1.4% of total investments are backed by bond insurance of a financial guaranty assurance agency.

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

(1)	Floating-rate security. The stated interest rate represents the rate in effect at September 30, 2017.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2017.

(3)

Floating-rate certificate issued by a tender option bond trust that owns the underlying municipal bond. The floating-rate certificate may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at September 30, 2017.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2017, the aggregate value of these securities is $9,098,203 or 2.9% of the Fund’s net assets.

(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(6)	When-issued, floating rate security whose interest rate will be determined after September 30, 2017.

(7)	Variable rate security. The stated dividend rate represents the rate in effect at September 30, 2017. Maturity date represents the mandatory redemption date. Each share represents $5,000 par value.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
LIBOR	–	London Interbank Offered Rate
Liq	–	Liquidity Provider
LOC	–	Letter of Credit
PSF	–	Permanent School Fund
SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index
SPA	–	Standby Bond Purchase Agreement

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2017
Investments, at value (identified cost, $311,304,362)	$311,533,068
Cash	644,892
Interest receivable	522,798
Receivable for investments sold	3,880,000
Receivable for Fund shares sold	2,530,009
Total assets	$319,110,767

Liabilities
Payable for when-issued securities	$10,000,000
Payable for Fund shares redeemed	351,297
Distributions payable	19,299
Payable to affiliates:
Investment adviser fee	85,047
Distribution and service fees	17,441
Accrued expenses	82,441
Total liabilities	$10,555,525
Net Assets	$308,555,242

Sources of Net Assets
Paid-in capital	$308,909,094
Accumulated net realized loss	(562,999)
Accumulated distributions in excess of net investment income	(19,559)
Net unrealized appreciation	228,706
Net Assets	$308,555,242

Class A Shares
Net Assets	$140,984,370
Shares Outstanding	14,350,822
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.82
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.05

Class I Shares
Net Assets	$167,570,872
Shares Outstanding	17,050,844
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.83

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2017
Interest	$1,994,551
Dividends	17,330
Total investment income	$2,011,881

Expenses
Investment adviser fee	$489,294
Distribution and service fees
Class A	102,455
Trustees’ fees and expenses	8,161
Custodian fee	38,375
Transfer and dividend disbursing agent fees	23,802
Legal and accounting services	29,527
Printing and postage	7,900
Registration fees	44,708
Miscellaneous	14,162
Total expenses	$758,384

Net investment income	$1,253,497

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$25,972
Net realized gain	$25,972
Change in unrealized appreciation (depreciation) —
Investments	$762,668
Net change in unrealized appreciation (depreciation)	$762,668

Net realized and unrealized gain	$788,640

Net increase in net assets from operations	$2,042,137

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
From operations —
Net investment income	$1,253,497	$1,300,832
Net realized gain (loss)	25,972	(587,655)
Net change in unrealized appreciation (depreciation)	762,668	664,893
Net increase in net assets from operations	$2,042,137	$1,378,070
Distributions to shareholders —
From net investment income
Class A	$(536,405)	$(933,839)
Class I	(701,286)	(444,809)
Total distributions to shareholders	$(1,237,691)	$(1,378,648)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$56,698,598	$100,302,879
Class I	65,098,183	149,772,041
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	454,439	545,439
Class I	646,217	375,733
Cost of shares redeemed
Class A	(55,970,217)	(91,003,418)
Class I	(37,894,304)	(40,716,557)
Net increase in net assets from Fund share transactions	$29,032,916	$119,276,117

Net increase in net assets	$29,837,362	$119,275,539

Net Assets
At beginning of period	$278,717,880	$159,442,341
At end of period	$308,555,242	$278,717,880

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(19,559)	$(35,365)

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2017

Financial Highlights

	Class A
	Six Months Ended September 30, 2017 (Unaudited)		Year Ended March 31,
			2017	2016	2015		2014		2013
Net asset value — Beginning of period	$9.800		$9.800	$9.900	$9.900		$10.420		$10.270

Income (Loss) From Operations
Net investment income(1)	$0.039		$0.064	$0.053	$0.039		$0.166		$0.314
Net realized and unrealized gain (loss)	0.020		0.005	(0.099)	0.022		(0.511)		0.144

Total income (loss) from operations	$0.059		$0.069	$(0.046)	$0.061		$(0.345)		$0.458

Less Distributions
From net investment income	$(0.039)		$(0.069)	$(0.053)	$(0.041)		$(0.175)		$(0.308)
From net realized gain	—		—	(0.001)	(0.020)		—		—

Total distributions	$(0.039)		$(0.069)	$(0.054)	$(0.061)		$(0.175)		$(0.308)

Net asset value — End of period	$9.820		$9.800	$9.800	$9.900		$9.900		$10.420

Total Return(2)	0.60	%(3)	0.71%	(0.46)%	0.62%		(3.33)%		4.49%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$140,984		$139,418	$129,593	$141,537		$55,713		$50,528
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.61	%(5)	0.63%	0.61%	0.65	%(6)	0.72	%(6)	0.86%
Net investment income	0.80	%(5)	0.65%	0.54%	0.40%		1.66%		3.01%
Portfolio Turnover	43	%(3)	71%	7%	103%		115%		32%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01% and 0.11% of average daily net assets for the years ended March 31, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2017 (Unaudited)		Year Ended March 31,
			2017	2016	2015		2014		2013
Net asset value — Beginning of period	$9.800		$9.800	$9.910	$9.910		$10.430		$10.270

Income (Loss) From Operations
Net investment income(1)	$0.047		$0.075	$0.067	$0.052		$0.183		$0.323
Net realized and unrealized gain (loss)	0.029		0.009	(0.108)	0.024		(0.512)		0.161

Total income (loss) from operations	$0.076		$0.084	$(0.041)	$0.076		$(0.329)		$0.484

Less Distributions
From net investment income	$(0.046)		$(0.084)	$(0.068)	$(0.056)		$(0.191)		$(0.324)
From net realized gain	—		—	(0.001)	(0.020)		—		—

Total distributions	$(0.046)		$(0.084)	$(0.069)	$(0.076)		$(0.191)		$(0.324)

Net asset value — End of period	$9.830		$9.800	$9.800	$9.910		$9.910		$10.430

Total Return(2)	0.78	%(3)	0.86%	(0.41)%	0.77%		(3.17)%		4.74%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$167,571		$139,300	$29,849	$34,258		$5,566		$4,148
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.46	%(5)	0.48%	0.46%	0.50	%(6)	0.57	%(6)	0.71%
Net investment income	0.95	%(5)	0.77%	0.69%	0.53%		1.82%		3.09%
Portfolio Turnover	43	%(3)	71%	7%	103%		115%		32%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01% and 0.11% of average daily net assets for the years ended March 31, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Institutional MuniFund Term Preferred Shares. Institutional MuniFund Term Preferred Shares are valued in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividends on Institutional MuniFund Term Preferred Shares are accrued daily based on rates that reset weekly.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest and dividend income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends.

As of September 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

14

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2017

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to September 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At March 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $587,565 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2017, $3,289 are short-term and $584,276 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$311,302,338

Gross unrealized appreciation	$596,748
Gross unrealized depreciation	(366,018)

Net unrealized appreciation	$230,730

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. The annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more. For the six months ended September 30, 2017, the investment adviser fee amounted to $489,294 or 0.34% (annualized) of the Fund’s average daily net assets. Effective October 6, 2017, EVM and BMR have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.60% and 0.45% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after July 31, 2019.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2017, EVM earned $659 from the Fund pursuant to such

15

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2017

Notes to Financial Statements (Unaudited) — continued

agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,441 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2017. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2017 amounted to $102,455 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $163,401,129 and $115,785,922, respectively, for the six months ended September 30, 2017.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

Sales	5,779,732	10,235,588
Issued to shareholders electing to receive payments of distributions in Fund shares	46,306	55,645
Redemptions	(5,706,962)	(9,284,879)

Net increase	119,076	1,006,354

Class I	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

Sales	6,633,017	15,285,029
Issued to shareholders electing to receive payments of distributions in Fund shares	65,836	38,332
Redemptions	(3,862,135)	(4,153,932)

Net increase	2,836,718	11,169,429

16

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2017

Notes to Financial Statements (Unaudited) — continued

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 31, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2017.

Effective November 1, 2017, the Fund renewed its line of credit agreement, which expires October 30, 2018, at substantially the same terms.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$309,529,928	$—	$309,529,928
Institutional MuniFund Term Preferred Shares	—	2,003,140	—	2,003,140

Total Investments	$—	$311,533,068	$—	$311,533,068

The Fund held no investments or other financial instruments as of March 31, 2017 whose fair value was determined using Level 3 inputs. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

17

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

18

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Floating-Rate Municipal Income Fund (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

19

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2017

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

20

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2017

Officers and Trustees

Officers of Eaton Vance Floating-Rate Municipal Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Municipal Income Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7642    9.30.17

Eaton Vance

National Limited Maturity Municipal Income Fund

Semiannual Report

September 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2017

Eaton Vance

National Limited Maturity Municipal Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	24

Officers and Trustees	27

Important Notices	28

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2017

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/22/1992	2.43%	0.73%	2.07%	3.18%
Class A with 2.25% Maximum Sales Charge	—	—	0.09	–1.50	1.61	2.95
Class C at NAV	12/08/1993	05/22/1992	2.00	–0.06	1.30	2.41
Class C with 1% Maximum Sales Charge	—	—	1.00	–1.04	1.30	2.41
Class I at NAV	10/01/2009	05/22/1992	2.50	0.88	2.22	3.29
Bloomberg Barclays 7 Year Municipal Bond Index	—	—	2.72%	0.88%	2.56%	4.52%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.67%	1.42%	0.52%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.86%	2.12%	3.01%
Taxable-Equivalent Distribution Rate				5.05	3.75	5.32
SEC 30-day Yield				1.18	0.47	1.36
Taxable-Equivalent SEC 30-day Yield				2.09	0.83	2.41

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2017

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

   Important Notice to Shareholders

At the close of business on September 20, 2017, the National Limited Maturity Municipal Income Fund’s Class B shares were merged into Class A shares of National Limited Maturity Municipal Income Fund.

3

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 – September 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period* (4/1/17 – 9/30/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,024.30	$3.40	0.67%
Class C	$1,000.00	$1,020.00	$7.19	1.42%
Class I	$1,000.00	$1,025.00	$2.64	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.70	$3.40	0.67%
Class C	$1,000.00	$1,017.90	$7.18	1.42%
Class I	$1,000.00	$1,022.50	$2.64	0.52%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2017.

4

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 94.3%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.1%
Idaho Bond Bank Authority, Prerefunded to 9/15/18, 5.00%, 9/15/21	$210	$218,224
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,700,950
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	280	310,864
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	2,007,028

		$6,237,066

Education — 4.1%
Allegheny County Higher Education Building Authority, PA, (Duquesne University), 5.00%, 3/1/25	$100	$114,351
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	145	146,454
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	535,550
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/21	250	279,885
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/22	300	342,387
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/23	300	347,724
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/24	665	782,193
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/22	200	226,936
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/23	400	461,404
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.00%, 9/1/25	1,000	1,128,430
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), Prerefunded to 6/1/19, 7.125%, 12/1/23	2,750	3,028,657
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	4,000	4,692,040
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	3,400	3,927,544
Ohio State University, General Receipts, 5.00%, 12/1/23	225	235,771
Romeoville, IL, (Lewis University), 5.00%, 10/1/21	500	556,745
Romeoville, IL, (Lewis University), 5.00%, 10/1/22	500	566,645
Union County Higher Educational Facilities Financing Authority, PA, (Bucknell University), 5.00%, 4/1/28	530	608,530
University of California, Series Q, 5.00%, 5/15/21	20	20,270
University of Massachusetts Building Authority, 5.00%, 11/1/22	1,750	2,050,842

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/23	$1,235	$1,400,404
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/24	675	765,484
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/26	575	642,741
Washington County Industrial Development Authority, PA, (Washington & Jefferson College), 5.00%, 11/1/23	1,000	1,085,520

		$23,946,507

Electric Utilities — 6.5%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,737,356
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,390	2,599,985
Chesterfield County Economic Development Authority, VA, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,000	2,122,080
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	2,250	2,270,317
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,000	3,136,200
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	2,950	2,967,641
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,749,388
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,505,565
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,236,700
Nebraska Public Power District, 5.00%, 1/1/29	2,000	2,393,880
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	2,685	2,830,769
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.95%, 10/1/20	5,045	5,435,382
Vernon, Electric System Revenue, CA, 5.125%, 8/1/21	4,165	4,453,218

		$38,438,481

Escrowed / Prerefunded — 6.1%
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/18, 5.00%, 1/1/27	$355	$358,830
Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/28	1,205	1,290,627
Dauphin County General Authority, PA, (Pinnacle Health System), Prerefunded to 6/1/19, 5.75%, 6/1/20	3,860	4,162,354
Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), Prerefunded to 6/1/19, 5.00%, 6/1/21	3,000	3,197,760

5	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	$3,200	$3,438,272
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,415	1,481,137
Metropolitan Washington Area Transit Authority, DC, (Gross Revenue), Prerefunded to 7/1/19, 5.25%, 7/1/21	7,500	8,055,975
Michigan, Prerefunded to 5/1/19, 6.00%, 11/1/22	2,985	3,220,487
New Jersey Turnpike Authority, Prerefunded to 1/1/19, 5.00%, 1/1/20	525	551,670
North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	550	554,422
Ohio State University, General Receipts, Prerefunded to 12/1/18, 5.00%, 12/1/23	25	26,193
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	5,000	5,797,750
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 4.625%, 7/1/22	1,000	1,061,830
University of Pittsburgh, PA, Prerefunded to 3/15/19, 5.50%, 9/15/23	750	799,215
Vernon, Electric System Revenue, CA, Prerefunded to 8/1/19, 5.125%, 8/1/21	1,785	1,890,922

		$35,887,444

General Obligations — 10.3%
Beaverton School District 48J, Washington and Multnomah Counties, OR, 0.00%, 6/15/24	$1,500	$1,746,045
Beaverton School District 48J, Washington and Multnomah Counties, OR, 0.00%, 6/15/25	1,000	1,177,900
Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	1,100	1,338,370
Bingham and Bonneville Counties Joint School District No. 93, ID, 5.00%, 9/15/25	630	736,873
Chester County, PA, 5.00%, 7/15/28	325	347,289
Franklin Township School District, NJ, 5.00%, 8/15/22	1,000	1,159,070
Gwinnett County School District, GA, 5.00%, 2/1/26	2,220	2,699,720
Illinois, 5.00%, 2/1/23	5,000	5,461,300
Illinois, 5.00%, 2/1/25	4,000	4,406,440
Kentwood Public Schools, MI, 4.00%, 5/1/21	465	506,204
Kentwood Public Schools, MI, 4.00%, 5/1/23	950	1,059,231
Laredo Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/21	1,750	1,656,095
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/19	1,385	1,355,887
Massachusetts, 5.00%, 8/1/23	7,500	8,932,500
Millcreek Township School District, PA, 5.00%, 9/15/21	3,730	4,187,522
Millcreek Township School District, PA, 5.00%, 9/15/25	500	585,460
New York, NY, 5.00%, 8/1/24	2,000	2,414,220

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Omaha Public Facilities Corp., NE, (Omaha Baseball Stadium), 5.00%, 6/1/23	$2,095	$2,474,027
Oregon, 5.00%, 5/1/28	500	613,700
Oregon, 5.00%, 5/1/29	1,000	1,220,670
Oregon, 5.00%, 8/1/29	500	612,565
Oregon, 5.00%, 11/1/30	1,370	1,660,125
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,379,237
Pittsburgh, PA, 5.00%, 9/1/26	1,000	1,153,130
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/23	13,010	11,688,444

		$60,572,024

Hospital — 9.5%
Allegheny County Hospital Development Authority, PA, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$500	$514,255
Allegheny County Hospital Development Authority, PA, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	500	518,120
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/28	1,000	1,138,340
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/17	540	541,739
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/21	300	335,199
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/22	185	210,121
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	500	515,050
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	500	530,005
Dauphin County General Authority, PA, (Pinnacle Health System), 5.75%, 6/1/20	2,640	2,836,786
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	1,000	1,113,920
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	665	776,594
Halifax Hospital Medical Center, FL, 5.00%, 6/1/22	515	587,327
Halifax Hospital Medical Center, FL, 5.00%, 6/1/24	325	380,331
Halifax Hospital Medical Center, FL, 5.00%, 6/1/25	1,380	1,622,811
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24	1,250	1,498,350
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	539,033
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,136,100
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/24	500	575,890
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/20	1,000	1,084,350

6	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/29	$3,200	$3,780,672
Lycoming County Authority, PA, (Susquehanna Health System), 5.10%, 7/1/20	750	798,615
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,890,823
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/22	1,250	1,335,187
Michigan Finance Authority, (Beaumont Health), 5.00%, 8/1/22	1,500	1,730,370
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/20	650	710,066
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/21	760	849,969
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	1,000	1,140,310
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,340	1,589,374
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/21	1,000	1,128,890
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/26(1)	1,500	1,726,920
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(1)	1,200	1,378,224
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/27	2,500	2,834,775
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.125%, 10/1/26	955	1,027,580
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.375%, 10/1/23	970	1,048,599
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,175,000
Philadelphia Hospitals and Higher Education Facilities Authority, PA, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	925	1,037,369
Pulaski County, AR, (Arkansas Children’s Hospital), 5.00%, 3/1/25	1,000	1,204,740
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	2,650	2,913,913
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/17	490	492,293
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/18	490	504,073
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/19	350	368,841
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/20	375	401,108
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/22	500	540,150

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/23	$250	$270,800
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	285	308,963
University of California, (Regents Medical Center), 5.00%, 5/15/22	890	1,037,197
Washington Township Health Care District, CA, 5.50%, 7/1/19	250	266,895
Washington Township Health Care District, CA, 5.75%, 7/1/24	1,750	1,870,452
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/23	970	1,161,449
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/24	625	756,769
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,432,962

		$56,167,669

Housing — 0.7%
Allegheny County Residential Finance Authority, PA, SFMR, (AMT), 4.80%, 11/1/22	$465	$466,018
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/23	350	375,729
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/24	270	290,480
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/25	360	386,035
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/26	375	400,931
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 5.00%, 4/1/31	1,330	1,478,760
Sandoval County, NM, MFMR, 6.00%, 5/1/32	555	555,261
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(2)	95	79,799

		$4,033,013

Industrial Development Revenue — 5.1%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$1,870	$1,893,319
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,880	1,934,257
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(1)	2,300	2,300,874

7	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	$1,780	$1,928,167
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	3,000	3,032,340
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(1)	1,880	1,879,699
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	500	526,800
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 1/1/24	3,000	3,323,520
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	1,022,660
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,165	6,667,078
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 3/1/23 (Put Date), 3/1/46	5,000	5,726,450

		$30,235,164

Insured – Cogeneration — 0.1%
Pennsylvania Economic Development Financing Authority, (Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$830	$835,163

		$835,163

Insured – Education — 1.5%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$500	$583,410
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,305,219
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	6,021,586

		$8,910,215

Insured – Electric Utilities — 0.5%
Louisiana Energy & Power Authority, (AGM), 5.25%, 6/1/25	$1,125	$1,328,726
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	500	514,680
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/26	1,100	1,301,058

		$3,144,464

Insured – Escrowed / Prerefunded — 2.0%
Bethlehem Area School District, (AGM), Prerefunded to 1/15/20, 5.25%, 1/15/25	$1,250	$1,368,350
Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/21	925	1,056,221

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
Denver City and County, Excise Tax Revenue, CO, (AGC), Prerefunded to 9/1/19, 6.00%, 9/1/23	$5,000	$5,474,050
New Orleans Aviation Board, LA, (AGC), Prerefunded to 1/1/19, 6.00%, 1/1/23	1,040	1,104,969
North Hudson Sewer Authority, NJ, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,173,980
Pittsburgh School District, PA, (AGM), Prerefunded to 9/1/20, 5.00%, 9/1/22	15	16,685
Westmoreland Municipal Authority, PA, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,900	1,855,464

		$12,049,719

Insured – General Obligations — 10.1%
Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$294,300
Bolingbrook, IL, (AGM), 5.00%, 1/1/23	1,000	1,147,310
Boston, MA, (NPFG), 0.125%, 3/1/22	7,855	7,381,501
Cambria County, PA, (BAM), 5.00%, 8/1/21	1,455	1,620,521
Cambria County, PA, (BAM), 5.00%, 8/1/22	2,430	2,755,183
Delaware Valley Regional Finance Authority, PA, (AMBAC), 5.50%, 8/1/18	750	776,857
Freehold Regional High School District, NJ, (NPFG), 5.00%, 3/1/18	100	101,663
Hillsborough Township School District, NJ, (AGM), 5.375%, 10/1/18	970	1,010,905
Jackson Township Board of Education of Ocean County, NJ, (NPFG), 5.25%, 6/15/23	6,000	7,036,740
Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/21	1,055	1,206,044
Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/22	625	732,144
Livonia Public Schools School District, MI, (BAM), 5.00%, 5/1/22	1,675	1,874,258
Luzerne County, PA, (AGM), 5.00%, 11/15/22	2,250	2,555,347
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/23	940	1,068,423
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/24	1,075	1,240,464
New Haven, CT, (AGM), 5.00%, 8/1/22	5,000	5,698,950
Pennsylvania, (NPFG), 5.375%, 7/1/19	1,000	1,074,110
Philadelphia School District, PA, (AGM), 5.50%, 6/1/21	1,000	1,120,220
Rockland County, NY, (AGM), 4.00%, 5/1/21	1,820	1,970,423
Rockland County, NY, (AGM), 5.00%, 3/1/21	3,000	3,338,370
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,766,870
Washington, (AMBAC), 0.00%, 12/1/22	10,000	9,177,300
West Virginia, (NPFG), 0.00%, 11/1/21	4,275	4,004,179

		$59,952,082

8	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 0.3%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$313,340
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,415	1,280,377

		$1,593,717

Insured – Other Revenue — 0.0%(3)
Cleveland, OH, Parking Facilities, (AGM), Escrowed to Maturity, 5.25%, 9/15/20	$160	$179,342

		$179,342

Insured – Special Tax Revenue — 2.7%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$1,000	$1,214,130
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	5,971,000
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	5,771,000
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,168,270
Successor Agency to Burbank Redevelopment Agency, CA, (BAM), 5.00%, 12/1/22	1,305	1,545,146

		$15,669,546

Insured – Student Loan — 0.3%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,755	$1,859,440

		$1,859,440

Insured – Transportation — 1.5%
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/20	$5,000	$5,542,200
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/18	1,750	1,780,432
Port of Oakland, CA, (NPFG), (AMT), 5.00%, 11/1/21	665	667,507
San Jose, CA, Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	675	687,866

		$8,678,005

Insured – Water and Sewer — 2.1%
Allegheny County Sanitation Authority, PA, (AGM), 5.00%, 6/1/24	$500	$557,575
Altoona City Authority, PA, Water Revenue, (AGM), 5.25%, 11/1/19	1,355	1,460,351
Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	3,125	3,271,219
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	5,000	5,814,550
Passaic Valley Water Commission, NJ, (AGM), 5.00%, 12/15/17	1,020	1,028,609

		$12,132,304

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 1.0%
California Public Works, (University of California), Escrowed to Maturity, 5.25%, 6/1/20	$500	$556,450
California State Public Works Board, 5.00%, 11/1/26	2,725	3,236,346
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/21	500	561,965
Saint Johns County, FL, School Board, 5.00%, 7/1/21	1,500	1,700,400

		$6,055,161

Other Revenue — 1.6%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/23	$1,200	$1,384,824
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/24	1,500	1,751,865
Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/28	250	304,538
Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/29	250	302,473
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/23	1,000	1,190,730
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	1,200	295,260
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 1.579%, (67% of 1 mo. USD LIBOR + 0.75%), 8/1/19 (Put Date), 11/1/39(5)	400	399,620
Philadelphia Redevelopment Authority, PA, (Transformation Initiative), 5.00%, 4/15/24	750	840,727
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	300	301,479
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/23	675	767,758
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/24	590	679,161
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/25	1,000	1,157,030

		$9,375,465

Senior Living / Life Care — 3.5%
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 2.875%, 9/1/20(1)	$700	$696,976
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 3.25%, 9/1/21(1)	700	696,668
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	1,775	1,968,564
Howard County, MD, (Vantage House), 5.00%, 4/1/21	335	346,601
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 2.216%, (70% of 1 mo. USD LIBOR + 1.35%), 5/1/21 (Put Date), 5/1/36(5)	1,300	1,306,565
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/20	1,155	1,251,951

9	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Lancaster Industrial Development Authority, PA, (Garden Spot Village), 5.00%, 5/1/23	$340	$376,411
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17(1)	100	100,148
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/21	675	744,140
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/22	550	615,703
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/23	705	799,773
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/24	430	492,883
New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	65	66,271
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	495	396,000
North Oaks, MN, (Waverly Gardens), 3.00%, 10/1/18	1,000	1,009,630
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/20	1,230	1,289,569
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/21	1,380	1,454,782
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/22	1,435	1,514,728
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,319,289
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.75%, 7/1/26(1)	3,420	3,420,513

		$20,867,165

Special Tax Revenue — 6.0%
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	$2,000	$1,675,440
Garden State Preservation Trust, NJ, 4.00%, 11/1/23	2,040	2,180,270
Jurupa Public Financing Authority, CA, 5.00%, 9/1/21	600	684,192
Louisiana, Highway Improvement Revenue, 5.00%, 6/15/25	750	896,400
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,632,650
Michigan Trunk Line, 5.00%, 11/15/23	600	683,160
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,252,460
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,273,760
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,702,755
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(2)	280	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	375	373,593
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/24	4,000	4,784,240
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	6,350	7,427,595
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/22	555	607,658
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/23	310	343,554

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/24	$360	$395,741
South Orange County Public Financing Authority, CA, 5.00%, 8/15/24	1,000	1,128,800
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(2)	275	27,500
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(2)	276	192,635
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), 5.00%, 7/1/25	2,815	3,201,387
Winter Garden Village at Fowler Groves Community Development District, FL, 3.00%, 5/1/24	3,130	3,131,816

		$35,595,606

Student Loan — 1.6%
Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	$7,500	$7,361,400
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/24	1,000	1,167,340
New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	1,000	1,055,190

		$9,583,930

Transportation — 15.5%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/26	$840	$920,329
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/28	520	564,918
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.00%, 4/1/22	500	530,665
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/20	2,455	2,704,256
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/21	3,755	4,246,342
Central Texas Regional Mobility Authority, 5.00%, 1/1/27	1,285	1,528,520
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/21	500	555,560
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/26	3,000	3,570,990
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	950	1,055,564
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/22	825	935,558
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,300	1,497,808
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	3,100	3,615,716

10	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Delaware River Port Authority, 5.00%, 1/1/27	$1,105	$1,196,859
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	4,750	5,411,817
Hawaii Airports System, 5.25%, 7/1/28	3,650	4,044,164
Kentucky Public Transportation Infrastructure Authority, 0.00%, 7/1/21	550	499,147
Long Beach Harbor Revenue, CA, 5.00%, 5/15/23	500	550,505
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	2,500	3,043,575
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/26	885	1,042,141
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,250	1,462,325
Metropolitan Transportation Authority, NY, 5.00%, 11/15/21	3,000	3,443,040
Metropolitan Washington Airport Authority System, DC, 5.00%, 10/1/22	5,000	5,556,100
Metropolitan Washington Airport Authority System, DC, (AMT), 5.50%, 10/1/19	5,000	5,226,100
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/24	2,000	2,046,840
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/28	2,500	2,554,400
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.14%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(5)	4,000	3,963,520
New Jersey Turnpike Authority, 5.00%, 1/1/20	975	1,022,775
North Texas Tollway Authority, 5.00%, 1/1/26	3,000	3,532,440
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	5,000	5,309,100
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/25	1,000	1,130,210
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/26	890	1,004,979
Pennsylvania Turnpike Commission, Series 2013C, 5.00%, 12/1/22	1,000	1,159,030
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,122,000
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	8,500	8,664,645
South Jersey Transportation Authority, NJ, 5.00%, 11/1/22	325	369,216
South Jersey Transportation Authority, NJ, 5.00%, 11/1/24	1,175	1,369,944
Virginia Transportation Board, 4.00%, 3/15/25	4,645	5,081,955

		$91,533,053

Water and Sewer — 0.6%
Chicago, IL, Water Revenue, 5.00%, 11/1/22	$1,000	$1,143,400
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	1,000	1,074,030

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	$1,000	$1,110,510

		$3,327,940

Total Tax-Exempt Municipal Securities — 94.3% (identified cost $529,215,492)		$556,859,685

Taxable Municipal Securities — 2.6%

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 0.4%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$2,154	$2,153,551

		$2,153,551

Other Revenue — 0.0%(3)
Otero County, NM, Jail Project Revenue, 8.75%, 4/1/18	$115	$114,803

		$114,803

Special Tax Revenue — 2.0%
New York, NY, Urban Development Corp., Personal Income Tax Revenue, 2.90%, 3/15/21	$11,500	$11,820,275

		$11,820,275

Student Loan — 0.2%
Massachusetts Educational Financing Authority, 3.875%, 7/1/23	$1,100	$1,143,428

		$1,143,428

Total Taxable Municipal Securities — 2.6% (identified cost $15,074,607)		$15,232,057

Total Investments — 96.9% (identified cost $544,290,099)		$572,091,742

Other Assets, Less Liabilities — 3.1%		$18,553,380

Net Assets — 100.0%		$590,645,122

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

11	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

At September 30, 2017, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Pennsylvania	10.2%
New York	10.1%
Others, representing less than 10% individually	76.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2017, 22.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 7.1% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2017, the aggregate value of these securities is $14,134,279 or 2.4% of the Fund’s net assets.

(2)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.

(3)	Amount is less than 0.05%.

(4)	Security is in default and making only partial interest payments.

(5)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2017.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
LIBOR	–	London Interbank Offered Rate
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
SFMR	–	Single Family Mortgage Revenue
SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index
SPA	–	Standby Bond Purchase Agreement

12	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2017
Investments, at value (identified cost, $544,290,099)	$572,091,742
Cash	4,437,713
Interest receivable	6,558,824
Receivable for investments sold	7,075,000
Receivable for Fund shares sold	3,438,869
Total assets	$593,602,148

Liabilities
Payable for investments purchased	$131,639
Payable for Fund shares redeemed	1,735,024
Distributions payable	613,353
Payable to affiliates:
Investment adviser fee	194,013
Distribution and service fees	91,853
Accrued expenses	191,144
Total liabilities	$2,957,026
Net Assets	$590,645,122

Sources of Net Assets
Paid-in capital	$593,182,138
Accumulated net realized loss	(30,376,099)
Accumulated undistributed net investment income	37,440
Net unrealized appreciation	27,801,643
Net Assets	$590,645,122

Class A Shares
Net Assets	$214,314,186
Shares Outstanding	21,540,353
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.95
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.18

Class C Shares
Net Assets	$85,725,969
Shares Outstanding	9,185,053
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.33

Class I Shares
Net Assets	$290,604,967
Shares Outstanding	29,198,535
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.95

On sales of $100,000 or more, ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

13	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2017
Interest	$10,325,796
Total investment income	$10,325,796

Expenses
Investment adviser fee	$1,194,054
Distribution and service fees
Class A	163,260
Class B	861
Class C	420,574
Trustees’ fees and expenses	16,475
Custodian fee	70,823
Transfer and dividend disbursing agent fees	89,628
Legal and accounting services	42,656
Printing and postage	13,905
Registration fees	79,597
Miscellaneous	44,102
Total expenses	$2,135,935

Net investment income	$8,189,861

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$797,310
Net realized gain	$797,310
Change in unrealized appreciation (depreciation) —
Investments	$5,230,562
Net change in unrealized appreciation (depreciation)	$5,230,562

Net realized and unrealized gain	$6,027,872

Net increase in net assets from operations	$14,217,733

14	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
From operations —
Net investment income	$8,189,861	$18,646,463
Net realized gain	797,310	413,712
Net change in unrealized appreciation (depreciation)	5,230,562	(22,731,477)
Net increase (decrease) in net assets from operations	$14,217,733	$(3,671,302)
Distributions to shareholders —
From net investment income
Class A	$(3,020,662)	$(7,187,735)
Class B	(1,932)	(10,189)
Class C	(946,680)	(2,314,003)
Class I	(4,236,067)	(9,069,370)
Total distributions to shareholders	$(8,205,341)	$(18,581,297)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$14,931,557	$31,966,331
Class B	185	134,629
Class C	3,875,266	8,914,498
Class I	42,494,458	156,224,884
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,445,589	6,019,167
Class B	1,553	9,439
Class C	752,796	1,686,678
Class I	1,372,739	2,667,932
Cost of shares redeemed
Class A	(18,243,053)	(92,478,660)
Class B	(91,408)	(265,915)
Class C	(20,293,223)	(26,066,863)
Class I	(42,463,378)	(159,315,428)
Net asset value of shares exchanged
Class A	115,209	141,780
Class B	(115,209)	(141,780)
Net asset value of shares merged*
Class A	66,131	—
Class B	(66,131)	—
Net decrease in net assets from Fund share transactions	$(15,216,919)	$(70,503,308)

Net decrease in net assets	$(9,204,527)	$(92,755,907)

Net Assets
At beginning of period	$599,849,649	$692,605,556
At end of period	$590,645,122	$599,849,649

Accumulated undistributed net investment income included in net assets
At end of period	$37,440	$52,920

*	At the close of business on September 20, 2017, Class B shares were merged into Class A shares.

15	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2017

Financial Highlights

	Class A
	Six Months Ended September 30, 2017 (Unaudited)		Year Ended March 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.850		$10.160	$10.180	$10.000	$10.380	$10.230

Income (Loss) From Operations
Net investment income(1)	$0.138		$0.283	$0.298	$0.314	$0.335	$0.336
Net realized and unrealized gain (loss)	0.101		(0.311)	(0.020)	0.179	(0.381)	0.152

Total income (loss) from operations	$0.239		$(0.028)	$0.278	$0.493	$(0.046)	$0.488

Less Distributions
From net investment income	$(0.139)		$(0.282)	$(0.298)	$(0.313)	$(0.334)	$(0.338)

Total distributions	$(0.139)		$(0.282)	$(0.298)	$(0.313)	$(0.334)	$(0.338)

Net asset value — End of period	$9.950		$9.850	$10.160	$10.180	$10.000	$10.380

Total Return(2)	2.43	%(3)	(0.29)%	2.79%	4.98%	(0.39)%	4.88%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$214,314		$212,891	$275,435	$307,562	$282,612	$343,994
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.67	%(5)	0.67%	0.66%	0.69%	0.68%	0.66%
Net investment income	2.77	%(5)	2.82%	2.95%	3.09%	3.34%	3.22%
Portfolio Turnover	4	%(3)	17%	10%	7%	18%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended September 30, 2017 (Unaudited)		Year Ended March 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.240		$9.530	$9.550	$9.380	$9.740	$9.590

Income (Loss) From Operations
Net investment income(1)	$0.095		$0.195	$0.209	$0.223	$0.244	$0.241
Net realized and unrealized gain (loss)	0.090		(0.291)	(0.020)	0.169	(0.361)	0.152

Total income (loss) from operations	$0.185		$(0.096)	$0.189	$0.392	$(0.117)	$0.393

Less Distributions
From net investment income	$(0.095)		$(0.194)	$(0.209)	$(0.222)	$(0.243)	$(0.243)

Total distributions	$(0.095)		$(0.194)	$(0.209)	$(0.222)	$(0.243)	$(0.243)

Net asset value — End of period	$9.330		$9.240	$9.530	$9.550	$9.380	$9.740

Total Return(2)	2.00	%(3)	(1.03)%	2.01%	4.21%	(1.17)%	4.10%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$85,726		$100,360	$119,453	$124,647	$115,091	$144,911
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.42	%(5)	1.42%	1.41%	1.44%	1.43%	1.41%
Net investment income	2.02	%(5)	2.07%	2.21%	2.34%	2.59%	2.47%
Portfolio Turnover	4	%(3)	17%	10%	7%	18%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2017 (Unaudited)		Year Ended March 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.850		$10.170	$10.190	$10.000	$10.380	$10.230

Income (Loss) From Operations
Net investment income(1)	$0.146		$0.298	$0.314	$0.328	$0.347	$0.351
Net realized and unrealized gain (loss)	0.100		(0.321)	(0.021)	0.191	(0.377)	0.152

Total income (loss) from operations	$0.246		$(0.023)	$0.293	$0.519	$(0.030)	$0.503

Less Distributions
From net investment income	$(0.146)		$(0.297)	$(0.313)	$(0.329)	$(0.350)	$(0.353)

Total distributions	$(0.146)		$(0.297)	$(0.313)	$(0.329)	$(0.350)	$(0.353)

Net asset value — End of period	$9.950		$9.850	$10.170	$10.190	$10.000	$10.380

Total Return(2)	2.50	%(3)	(0.24)%	2.94%	5.24%	(0.24)%	5.04%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$290,605		$286,331	$297,168	$239,511	$131,384	$228,148
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.52	%(5)	0.52%	0.51%	0.54%	0.53%	0.51%
Net investment income	2.92	%(5)	2.97%	3.10%	3.23%	3.45%	3.37%
Portfolio Turnover	4	%(3)	17%	10%	7%	18%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance National Limited Maturity Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. The Fund previously offered Class B shares, which beginning January 1, 2012, were only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Class B shares held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires automatically converted to Class A shares as described in the Fund’s prospectus. At the close of business on September 20, 2017, Class B shares were merged into Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

19

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2017

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to September 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At March 31, 2017, the Fund, for federal income tax purposes, had capital loss carryforwards of $19,393,619 and deferred capital losses of $12,261,754 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on March 31, 2018 ($12,920,477) and March 31, 2019 ($6,473,142) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at March 31, 2017, $11,542,360 are short-term and $719,394 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$543,893,893

Gross unrealized appreciation	$30,295,427
Gross unrealized depreciation	(2,097,578)

Net unrealized appreciation	$28,197,849

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Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2017

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75

On average daily net assets of $1 billion or more, the rates are further reduced.

For the six months ended September 30, 2017, the investment adviser fee amounted to $1,194,054 or 0.40% (annualized) of the Fund’s average daily net assets.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2017, EVM earned $5,438 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,876 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2017. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2017 amounted to $163,260 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and, prior to the close of business on September 20, 2017, Class B shares (Class B Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund paid/pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2017, the Fund paid or accrued to EVD $717 and $350,478 for Class B and Class C shares, respectively.

Pursuant to the Class B (prior to the close of business on September 20, 2017) and Class C Plans, the Fund also made/makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2017 amounted to $144 and $70,096 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 3% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase and, prior to the close of business on September 20, 2017, on redemptions of Class B shares made within four years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares was imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining half a

21

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2017

Notes to Financial Statements (Unaudited) — continued

percentage point in the second and third year and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended September 30, 2017, the Fund was informed that EVD received approximately $200 and $2,000 of CDSCs paid by Class A and Class C shareholders, respectively and no CDSCs paid by Class B shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $23,617,135 and $46,514,255, respectively, for the six months ended September 30, 2017.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

Sales	1,498,116	3,199,829
Issued to shareholders electing to receive payments of distributions in Fund shares	245,520	599,880
Redemptions	(1,831,318)	(9,305,182)
Exchange from Class B shares	11,625	14,279
Merger from Class B shares	6,624	—

Net decrease	(69,433)	(5,491,194)

Class B	Six Months Ended September 30, 2017 (Unaudited)(1)	Year Ended March 31, 2017

Sales	18	13,504
Issued to shareholders electing to receive payments of distributions in Fund shares	156	940
Redemptions	(9,124)	(27,064)
Exchange to Class A shares	(11,616)	(14,270)
Merger to Class A shares	(6,621)	—

Net decrease	(27,187)	(26,890)

Class C	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

Sales	415,771	944,798
Issued to shareholders electing to receive payments of distributions in Fund shares	80,566	179,275
Redemptions	(2,171,465)	(2,793,436)

Net decrease	(1,675,128)	(1,669,363)

22

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2017

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

Sales	4,270,246	15,654,303
Issued to shareholders electing to receive payments of distributions in Fund shares	137,785	265,839
Redemptions	(4,264,473)	(16,093,528)

Net increase (decrease)	143,558	(173,386)

(1)	Offering of Class B shares was discontinued during the six months ended September 30, 2017.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 31, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2017.

Effective November 1, 2017, the Fund renewed its line of credit agreement, which expires October 30, 2018, at substantially the same terms.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$556,859,685	$—	$556,859,685
Taxable Municipal Securities	—	15,232,057	—	15,232,057

Total Investments	$—	$572,091,742	$—	$572,091,742

The Fund held no investments or other financial instruments as of March 31, 2017 whose fair value was determined using Level 3 inputs. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

23

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance National Limited Maturity Municipal Income Fund (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

25

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2017

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its peer universe, focus on higher quality municipal bonds with longer maturities. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

26

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2017

Officers and Trustees

Officers of Eaton Vance National Limited Maturity Municipal Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance National Limited Maturity Municipal Income Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7643    9.30.17

Eaton Vance

New York Municipal Opportunities Fund

Semiannual Report

September 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2017

Eaton Vance

New York Municipal Opportunities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	20

Officers and Trustees	23

Important Notices	24

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2017

Performance1,2

Portfolio Managers Adam A. Weigold, CFA and Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/29/1992	2.27%	–0.11%	1.59%	2.65%
Class A with 2.25% Maximum Sales Charge	—	—	0.01	–2.32	1.13	2.41
Class C at NAV	12/08/1993	05/29/1992	1.83	–0.88	0.81	1.88
Class C with 1% Maximum Sales Charge	—	—	0.83	–1.86	0.81	1.88
Class I at NAV	08/03/2010	05/29/1992	2.34	0.04	1.75	2.75
Bloomberg Barclays Municipal Bond Index	—	—	3.04%	0.87%	3.00%	4.52%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.75%	1.51%	0.61%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.34%	1.59%	2.48%
Taxable-Equivalent Distribution Rate				4.53	3.08%	4.81
SEC 30-day Yield				0.93	0.21	1.10
Taxable-Equivalent SEC 30-day Yield				1.80	0.41	2.14

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2017

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance prior to April 25, 2016 reflects the Fund’s performance under its former investment objective and policies.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 – September 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period* (4/1/17 – 9/30/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,022.70	$3.70	0.73%
Class C	$1,000.00	$1,018.30	$7.49	1.48%
Class I	$1,000.00	$1,023.40	$2.94	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.70	0.73%
Class C	$1,000.00	$1,017.60	$7.49	1.48%
Class I	$1,000.00	$1,022.20	$2.94	0.58%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2017.

4

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 89.0%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.1%
New York Environmental Facilities Corp., 4.00%, 8/15/32	$850	$939,522

		$939,522

Cogeneration — 0.5%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$420	$420,046

		$420,046

Education — 10.0%
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/26	$300	$354,762
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/27	330	387,420
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/28	200	234,458
Hempstead Local Development Corp., (Molloy College), 5.00%, 7/1/25	775	919,235
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/21	930	1,050,128
New York Dormitory Authority, (Culinary Institute of America), 5.00%, 7/1/23	250	287,062
New York Dormitory Authority, (Hamilton College), 5.00%, 7/1/21	455	517,581
New York Dormitory Authority, (New York University), 4.00%, 7/1/35	480	519,053
New York Dormitory Authority, (New York University), 5.00%, 7/1/23	1,200	1,427,844
New York Dormitory Authority, (Pace University), 4.00%, 5/1/22	500	538,165
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/39	1,000	1,139,730
New York Dormitory Authority, (State University Educational Facilities), Prerefunded to 7/1/18, 5.00%, 7/1/20	1,500	1,546,875

		$8,922,313

Electric Utilities — 1.4%
Utility Debt Securitization Authority, 5.00%, 6/15/26	$1,000	$1,206,270

		$1,206,270

Escrowed / Prerefunded — 5.7%
Metropolitan Transportation Authority, Prerefunded to 11/15/17, 5.00%, 11/15/21	$1,000	$1,005,470
New York City Municipal Water Finance Authority, (Water and Sewer System), Prerefunded to 6/15/18, 5.00%, 6/15/21	450	463,270

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
New York City Trust for Cultural Resources, (Museum of Modern Art), Prerefunded to 10/1/18, 5.00%, 4/1/26	$2,030	$2,114,387
Saratoga County Industrial Development Agency, (Saratoga Hospital), Escrowed to Maturity, 5.00%, 12/1/17	245	246,791
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,170	1,229,635

		$5,059,553

General Obligations — 4.5%
Haverstraw-Stony Point Central School District, 4.50%, 5/1/26	$1,010	$1,137,038
Livingston County, 4.50%, 5/1/23	500	565,805
New York, 5.00%, 3/1/24	1,000	1,205,720
New York City, 5.00%, 8/1/24	1,000	1,105,530

		$4,014,093

Hospital — 7.2%
Monroe County Industrial Development Corp., (Rochester General Hospital), 4.00%, 12/1/22	$820	$905,772
Nassau County Local Economic Assistance and Financing Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/22	1,000	1,116,850
Nassau County Local Economic Assistance Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	582,640
New York City Health and Hospitals Corp., 5.50%, 2/15/19	1,000	1,017,130
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 1.608%, (67% of 3 mo. USD LIBOR + 0.73%), 5/1/18(1)	255	255,066
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	813,860
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/23(2)	400	452,696
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/24(2)	600	683,604
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(2)	500	570,690

		$6,398,308

Housing — 2.1%
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/25	$300	$360,588
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/26	300	364,197
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	135	160,137
New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	1,000	1,002,810

		$1,887,732

5	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 3.3%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$1,000	$1,010,780
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(2)	1,000	877,060
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	535	534,914
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24(2)	550	550,325

		$2,973,079

Insured – Education — 5.0%
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	$1,420	$1,568,873
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,085	1,240,708
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,455	1,669,001

		$4,478,582

Insured – Electric Utilities — 2.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$2,050	$2,177,469

		$2,177,469

Insured – Escrowed / Prerefunded — 1.2%
New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison), (AGM), Prerefunded to 8/15/18, 5.25%, 8/15/20	$1,000	$1,038,520
Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	50	50,981

		$1,089,501

Insured – General Obligations — 9.5%
Albany City School District, (BAM), 5.00%, 6/15/23	$100	$118,098
Monroe County Industrial Development Corp., (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/21	730	809,709
Mount Vernon School District, (AGM), 4.50%, 8/15/23	500	571,445
Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	849,667
New York City, (AGM), (SPA: State Street Bank and Trust Company), 0.95%, 8/1/20(3)	3,000	3,000,000
Rockland County, (AGM), 5.00%, 3/1/23	250	289,198
Suffolk County, (AGM), 5.00%, 10/15/26	1,305	1,605,985
Suffolk County, (AGM), 5.00%, 2/1/27	970	1,195,496

		$8,439,598

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 5.2%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,235	$2,479,420
New York Urban Development Corp., Personal Income Tax, (AMBAC), 5.50%, 3/15/19	2,000	2,131,960

		$4,611,380

Insured – Transportation — 1.2%
Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,000	$1,050,300

		$1,050,300

Lease Revenue / Certificates of Participation — 0.6%
New York Urban Development Corp., 5.00%, 1/1/18	$500	$505,250

		$505,250

Other Revenue — 2.9%
Erie County Fiscal Stability Authority, 4.00%, 9/1/33	$600	$662,538
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,000	1,053,010
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	540	561,843
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 5.00%, 7/1/27	265	321,095

		$2,598,486

Senior Living / Life Care — 5.7%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	$750	$887,108
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	1,455	1,668,012
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	750	788,070
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	555	566,527
Westchester County Local Development Corp., (Kendal on Hudson), 3.00%, 1/1/20	625	644,300
Westchester County Local Development Corp., (Kendal on Hudson), 4.00%, 1/1/23	500	544,690

		$5,098,707

Solid Waste — 2.3%
Babylon Industrial Development Agency, (Covanta Babylon, Inc.), 5.00%, 1/1/19	$2,000	$2,096,180

		$2,096,180

6	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 6.1%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 1.31% (SIFMA + 0.37%) to 11/1/18 (Put Date), 11/1/28(1)	$600	$599,904
New York City Transitional Finance Authority, (Future Tax), Prerefunded to 5/1/19, 5.00%, 5/1/24	1,900	2,020,745
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/26	385	299,007
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/28	1,000	1,225,690
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/28	1,090	1,324,982

		$5,470,328

Transportation — 6.6%
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/26	$225	$276,127
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/27	200	247,980
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/28	250	307,145
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	605	683,420
Niagara Falls Bridge Commission, 5.00%, 10/1/21	275	313,489
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/21	1,000	1,114,560
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/24	795	921,675
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,000	1,019,370
Triborough Bridge and Tunnel Authority, 1.529% (67% of 1 mo. USD LIBOR + 0.70%) to 2/1/21 (Put Date), 1/1/32(1)	1,000	1,005,020

		$5,888,786

Water and Sewer — 4.5%
Erie County Water Authority, 5.00%, 12/1/18	$1,000	$1,046,910
New York City Municipal Water Finance Authority, (Water and Sewer System), (SPA: Royal Bank of Canada), 0.94%, 6/15/48(3)	3,000	3,000,000

		$4,046,910

Total Tax-Exempt Municipal Securities — 89.0% (identified cost $76,438,149)		$79,372,393

Taxable Municipal Securities — 6.1%

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 2.2%
Brooklyn Arena Local Development Corp., (Barclays Center), 4.391%, 7/15/41	$2,000	$1,911,580

		$1,911,580

Special Tax Revenue — 2.8%
New York City Transitional Finance Authority, Future Tax Revenue, 2.86%, 2/1/27	$1,000	$980,640
New York Urban Development Corp., Personal Income Tax Revenue, 3.12%, 3/15/25	1,500	1,537,590

		$2,518,230

Transportation — 1.1%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.673%, 7/1/30	$1,000	$970,710

		$970,710

Total Taxable Municipal Securities — 6.1% (identified cost $5,513,213)		$5,400,520

Miscellaneous — 0.4%

Security	Units	Value

Real Estate — 0.4%
CMS Liquidating Trust(2)(4)(5)	150	$403,842

Total Miscellaneous — 0.4% (identified cost $480,000)		$403,842

Total Investments — 95.5% (identified cost $82,431,362)		$85,176,755

Other Assets, Less Liabilities — 4.5%		$4,015,189

Net Assets — 100.0%		$89,191,944

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2017, 25.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 11.0% of total investments.

7	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

(1)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2017.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2017, the aggregate value of these securities is $4,073,131 or 4.6% of the Fund’s net assets.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2017.

(4)	Non-income producing security.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
LIBOR	–	London Interbank Offered Rate
NPFG	–	National Public Finance Guaranty Corp.
SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index
SPA	–	Standby Bond Purchase Agreement

8	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2017
Investments, at value (identified cost, $82,431,362)	$85,176,755
Cash	3,231,654
Interest receivable	934,425
Receivable for investments sold	55,000
Receivable for Fund shares sold	28,403
Total assets	$89,426,237

Liabilities
Payable for investments purchased	$35,441
Payable for Fund shares redeemed	50,049
Distributions payable	39,388
Payable to affiliates:
Investment adviser fee	28,992
Distribution and service fees	20,618
Accrued expenses	59,805
Total liabilities	$234,293
Net Assets	$89,191,944

Sources of Net Assets
Paid-in capital	$92,080,050
Accumulated net realized loss	(5,631,530)
Accumulated distributions in excess of net investment income	(1,969)
Net unrealized appreciation	2,745,393
Net Assets	$89,191,944

Class A Shares
Net Assets	$51,401,030
Shares Outstanding	5,208,448
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.87
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.10

Class C Shares
Net Assets	$19,122,784
Shares Outstanding	2,038,037
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.38

Class I Shares
Net Assets	$18,668,130
Shares Outstanding	1,891,502
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.87

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2017
Interest	$1,452,736
Dividends	16,525
Total investment income	$1,469,261

Expenses
Investment adviser fee	$181,448
Distribution and service fees
Class A	39,191
Class C	93,511
Trustees’ fees and expenses	2,720
Custodian fee	17,684
Transfer and dividend disbursing agent fees	17,663
Legal and accounting services	25,078
Printing and postage	7,278
Registration fees	3,295
Miscellaneous	11,939
Total expenses	$399,807

Net investment income	$1,069,454

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(343,091)
Net realized loss	$(343,091)
Change in unrealized appreciation (depreciation) —
Investments	$1,282,186
Net change in unrealized appreciation (depreciation)	$1,282,186

Net realized and unrealized gain	$939,095

Net increase in net assets from operations	$2,008,549

10	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
From operations —
Net investment income	$1,069,454	$2,341,212
Net realized gain (loss)	(343,091)	1,066,720
Net change in unrealized appreciation (depreciation)	1,282,186	(4,234,074)
Net increase (decrease) in net assets from operations	$2,008,549	$(826,142)
Distributions to shareholders —
From net investment income
Class A	$(637,632)	$(1,377,264)
Class C	(176,385)	(479,708)
Class I	(243,038)	(461,452)
Total distributions to shareholders	$(1,057,055)	$(2,318,424)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,803,395	$13,828,168
Class C	231,884	2,584,410
Class I	2,326,149	9,181,696
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	547,834	1,193,124
Class C	123,940	334,104
Class I	130,276	242,062
Cost of shares redeemed
Class A	(3,461,726)	(9,015,798)
Class C	(4,235,049)	(5,659,539)
Class I	(1,841,753)	(4,578,290)
Net increase (decrease) in net assets from Fund share transactions	$(4,375,050)	$8,109,937

Net increase (decrease) in net assets	$(3,423,556)	$4,965,371

Net Assets
At beginning of period	$92,615,500	$87,650,129
At end of period	$89,191,944	$92,615,500

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(1,969)	$(14,368)

11	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2017

Financial Highlights

	Class A
	Six Months Ended September 30, 2017 (Unaudited)		Year Ended March 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.770		$10.090	$10.110	$10.030	$10.410	$10.350

Income (Loss) From Operations
Net investment income(1)	$0.122		$0.269	$0.275	$0.295	$0.307	$0.316
Net realized and unrealized gain (loss)	0.099		(0.322)	(0.023)	0.077	(0.382)	0.058

Total income (loss) from operations	$0.221		$(0.053)	$0.252	$0.372	$(0.075)	$0.374

Less Distributions
From net investment income	$(0.121)		$(0.267)	$(0.272)	$(0.292)	$(0.305)	$(0.314)

Total distributions	$(0.121)		$(0.267)	$(0.272)	$(0.292)	$(0.305)	$(0.314)

Net asset value — End of period	$9.870		$9.770	$10.090	$10.110	$10.030	$10.410

Total Return(2)	2.27	%(3)	(0.55)%	2.54%	3.74%	(0.69)%	3.65%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51,401		$51,983	$47,738	$51,458	$52,346	$59,142
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.73	%(5)	0.74%	0.75%	0.77%	0.76%	0.77%
Net investment income	2.47	%(5)	2.70%	2.74%	2.91%	3.05%	3.02%
Portfolio Turnover	28	%(3)	68%	9%	8%	15%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended September 30, 2017 (Unaudited)		Year Ended March 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.290		$9.590	$9.610	$9.540	$9.900	$9.840

Income (Loss) From Operations
Net investment income(1)	$0.081		$0.185	$0.190	$0.208	$0.220	$0.226
Net realized and unrealized gain (loss)	0.089		(0.302)	(0.023)	0.067	(0.362)	0.058

Total income (loss) from operations	$0.170		$(0.117)	$0.167	$0.275	$(0.142)	$0.284

Less Distributions
From net investment income	$(0.080)		$(0.183)	$(0.187)	$(0.205)	$(0.218)	$(0.224)

Total distributions	$(0.080)		$(0.183)	$(0.187)	$(0.205)	$(0.218)	$(0.224)

Net asset value — End of period	$9.380		$9.290	$9.590	$9.610	$9.540	$9.900

Total Return(2)	1.83	%(3)	(1.24)%	1.77%	2.90%	(1.42)%	2.91%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,123		$22,763	$26,312	$26,342	$25,778	$28,137
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.48	%(5)	1.50%	1.50%	1.52%	1.51%	1.52%
Net investment income	1.73	%(5)	1.95%	1.99%	2.16%	2.29%	2.27%
Portfolio Turnover	28	%(3)	68%	9%	8%	15%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2017 (Unaudited)		Year Ended March 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.770		$10.090	$10.110	$10.030	$10.410	$10.350

Income (Loss) From Operations
Net investment income	$0.130	(1)	$0.284 (1)	$0.290 (1)	$0.308 (1)	$0.323 (1)	$0.331
Net realized and unrealized gain (loss)	0.098		(0.322)	(0.023)	0.079	(0.383)	0.059

Total income (loss) from operations	$0.228		$(0.038)	$0.267	$0.387	$(0.060)	$0.390

Less Distributions
From net investment income	$(0.128)		$(0.282)	$(0.287)	$(0.307)	$(0.320)	$(0.330)

Total distributions	$(0.128)		$(0.282)	$(0.287)	$(0.307)	$(0.320)	$(0.330)

Net asset value — End of period	$9.870		$9.770	$10.090	$10.110	$10.030	$10.410

Total Return(2)	2.34	%(3)	(0.40)%	2.70%	3.89%	(0.54)%	3.80%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,668		$17,869	$13,601	$12,101	$6,225	$7,653
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.58	%(5)	0.60%	0.60%	0.62%	0.61%	0.62%
Net investment income	2.62	%(5)	2.85%	2.89%	3.04%	3.20%	3.16%
Portfolio Turnover	28	%(3)	68%	9%	8%	15%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance New York Municipal Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest and dividend income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

15

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2017

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to September 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At March 31, 2017, the Fund, for federal income tax purposes, had capital loss carryforwards of $3,608,422 and deferred capital losses of $1,757,240 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on March 31, 2018 ($2,585,819) and March 31, 2019 ($1,022,603) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at March 31, 2017, $1,548,936 are short-term and $208,304 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$82,342,442

Gross unrealized appreciation	$3,305,594
Gross unrealized depreciation	(471,281)

Net unrealized appreciation	$2,834,313

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. The annual asset rate and daily income rate are 0.30% and 3.00%, respectively, when daily net assets are less than $500 million and at reduced rates when daily net assets are $500 million or more. For the six months ended September 30, 2017, the investment adviser fee amounted to $181,448 or 0.40% (annualized) of the Fund’s average daily net assets.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2017, EVM earned $2,454 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $222 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2017. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

16

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2017

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2017 amounted to $39,191 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2017, the Fund paid or accrued to EVD $77,926 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2017 amounted to $15,585 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2017, the Fund was informed that EVD received less than $100 of CDSCs paid by both Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $24,771,358 and $31,328,897, respectively, for the six months ended September 30, 2017.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

Sales	182,565	1,383,185
Issued to shareholders electing to receive payments of distributions in Fund shares	55,437	119,771
Redemptions	(350,555)	(913,718)

Net increase (decrease)	(112,553)	589,238

17

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2017

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

Sales	24,794	269,909
Issued to shareholders electing to receive payments of distributions in Fund shares	13,195	35,230
Redemptions	(450,736)	(597,382)

Net decrease	(412,747)	(292,243)

Class I	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

Sales	235,580	922,017
Issued to shareholders electing to receive payments of distributions in Fund shares	13,182	24,277
Redemptions	(186,279)	(465,288)

Net increase	62,483	481,006

8 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 31, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2017.

Effective November 1, 2017, the Fund renewed its line of credit agreement, which expires October 30, 2018, at substantially the same terms.

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2017

Notes to Financial Statements (Unaudited) — continued

At September 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Municipal Securities	$—	$79,372,393	$—	$79,372,393
Taxable Municipal Securities	—	5,400,520	—	5,400,520
Miscellaneous	—	—	403,842	403,842

Total Investments	$—	$84,772,913	$403,842	$85,176,755

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended September 30, 2017 is not presented.

At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

19

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

20

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance New York Municipal Opportunities Fund (the “Fund”), with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

21

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2017

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time. The Board noted that actions are being taken by the Adviser to address Fund performance, including recently implemented changes to the Fund’s investment objective and policies, and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

22

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2017

Officers and Trustees

Officers of Eaton Vance New York Municipal Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance New York Municipal Opportunities Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23359    9.30.17

Eaton Vance

Short Duration Municipal Opportunities Fund

Semiannual Report

September 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2017

Eaton Vance

Short Duration Municipal Opportunities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	20

Officers and Trustees	24

Important Notices	25

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2017

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	06/01/1992	3.11%	1.62%	1.90%	2.98%
Class A with 2.25% Maximum Sales Charge	—	—	0.75	–0.65	1.44	2.75
Class C at NAV	12/08/1993	06/01/1992	2.82	0.84	1.14	2.22
Class C with 1% Maximum Sales Charge	—	—	1.82	–0.16	1.14	2.22
Class I at NAV	08/03/2010	06/01/1992	3.18	1.76	2.05	3.07
Bloomberg Barclays Short-Intermediate 1–10 Year	—	—	1.87%	1.03%	1.90%	3.52%
Municipal Bond Index

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.02%	1.79%	0.79%
Net				0.71	1.46	0.56

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.05%	1.31%	2.20%
Taxable-Equivalent Distribution Rate				3.62	2.31	3.89
SEC 30-day Yield				1.48	0.77	1.66
Taxable-Equivalent SEC 30-day Yield				2.61	1.36	2.93

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2017

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance prior to November 14, 2016 reflects the Fund’s performance under its former investment objective and policies.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 7/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 – September 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period* (4/1/17 – 9/30/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,031.10	$3.56	**	0.70%
Class C	$1,000.00	$1,028.20	$7.37	**	1.45%
Class I	$1,000.00	$1,031.80	$2.80	**	0.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.55	**	0.70%
Class C	$1,000.00	$1,017.80	$7.33	**	1.45%
Class I	$1,000.00	$1,022.30	$2.79	**	0.55%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2017.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 90.7%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.6%
Ohio Water Development Authority, Water Pollution Control Loan Fund, 1.16%, (SIFMA + 0.22%), 12/1/20(1)	$1,000	$1,000,320

		$1,000,320

Education — 2.9%
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/21	$355	$400,689
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/22	600	690,348
New York Dormitory Authority, (Pace University), 4.00%, 5/1/22	495	532,783
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/19	200	209,050

		$1,832,870

Electric Utilities — 0.8%
Long Island Power Authority, NY, Electric System Revenue, 1.516%, (70% of 1 mo. USD LIBOR + 0.65%), 11/1/18 (Put Date), 5/1/33(1)	$500	$500,415

		$500,415

Escrowed / Prerefunded — 1.7%
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$990	$1,036,273

		$1,036,273

General Obligations — 18.8%
Beaverton School District 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/24	$1,000	$1,164,030
Bensalem Township School District, PA, 3.00%, 2/15/21	20	21,096
Chicago, IL, 5.00%, 12/1/22	1,000	1,083,390
Chicago, IL, 5.625%, 1/1/29	1,000	1,153,030
Dallas, TX, 5.00%, 2/15/23	1,000	1,139,830
Dallas, TX, 5.00%, 2/15/26	1,000	1,182,610
Honolulu City and County, HI, 1.19%, (SIFMA+ 0.31%), 9/1/20 (Put Date), 9/1/24(1)	1,000	1,000,300
Illinois, 0.00%, 8/1/18	275	268,702
Illinois, 0.00%, 8/1/20	265	240,689
Illinois, 0.00%, 8/1/21	200	174,124
Illinois, 5.00%, 1/1/19	120	124,088
Illinois, 5.00%, 1/1/20	750	791,520
Illinois, 5.00%, 2/1/22	370	400,792
Illinois, 5.00%, 6/1/22	265	288,079
Oyster Bay, NY, 2.50%, 6/1/18	500	502,050

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Oyster Bay, NY, 3.50%, 2/2/18	$1,000	$1,006,120
Union City, NJ, 5.00%, 11/1/23	1,000	1,151,540

		$11,691,990

Hospital — 16.6%
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	$450	$520,587
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/22	150	169,869
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/23	175	200,832
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 1.791%, (68% of 1 mo. USD LIBOR + 0.95%), 7/1/20 (Put Date), 7/1/49(1)	1,000	1,004,590
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 1.379%, (67% of 1 mo. USD LIBOR + 0.55%), 7/1/19 (Put Date), 7/1/49(1)	1,000	999,460
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/23	1,000	1,116,780
Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	255	269,107
Doylestown Hospital Authority, PA, (Doylestown Hospital), 5.00%, 7/1/20	1,155	1,255,843
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,136,100
Illinois Finance Authority, (Southern Illinois Healthcare Enterprises, Inc.), 5.00%, 3/1/23	250	285,872
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/21	185	205,999
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	755,980
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center), 5.00%, 7/1/20	1,000	1,087,310
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 1.608%, (67% of 3 mo. USD LIBOR + 0.73%), 5/1/18(1)	250	250,065
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/19	1,000	1,051,620

		$10,310,014

Housing — 2.7%
Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/21	$1,000	$1,112,480
Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/22	500	566,015

		$1,678,495

5	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 5.4%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(2)	$500	$500,225
Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00%, 8/1/22 (Put Date), 2/1/36(2)	500	514,125
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75%, 12/2/19 (Put Date), 12/1/44(2)	805	804,871
Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(2)	500	555,545
Whiting, IN, (BP Products North America, Inc.), (AMT), 1.69%, (SIFMA + 0.75%), 12/2/19 (Put Date), 12/1/44(1)	1,000	999,910

		$3,374,676

Insured – Electric Utilities — 2.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,640	$1,741,975

		$1,741,975

Insured – General Obligations — 7.2%
Atlantic City, NJ, (BAM), 5.00%, 3/1/20	$250	$269,950
Boston, MA, (NPFG), 0.125%, 3/1/22	2,920	2,743,982
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	1,000	908,350
Paterson, NJ, (BAM), 5.00%, 1/15/26	485	538,088

		$4,460,370

Other Revenue — 1.6%
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.99%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	$1,000	$1,010,030

		$1,010,030

Senior Living / Life Care — 14.1%
Brookhaven Local Development Corp., NY, (Jefferson’s Ferry), 5.00%, 11/1/19	$325	$347,328
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/20	290	312,582
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/21	315	343,756
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/22	430	473,284
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/18	215	216,116
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/19	200	204,830
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/20	210	218,551

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/21	$300	$316,479
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/22	300	319,425
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/22	500	554,525
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	575	575,104
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/22	920	1,028,615
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	294,393
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17(2)	50	50,074
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 3.95%, 11/15/24(2)	1,250	1,274,788
Rockville, MD, (Ingleside at King Farm), 3.00%, 11/1/25(3)	750	752,880
Rockville, MD, (Ingleside at King Farm), 3.50%, 11/1/26(3)	500	501,905
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/23	230	260,868
Vermont Economic Development Authority, (Wake Robin Corp.), 4.00%, 5/1/21	215	225,322
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.20%, 7/1/21(2)	500	484,305

		$8,755,130

Special Tax Revenue — 1.7%
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 1.31%, (SIFMA + 0.37%), 11/1/18 (Put Date), 11/1/28(1)	$500	$499,920
South Village Community Development District, FL, 2.00%, 5/1/18	290	290,765
South Village Community Development District, FL, 2.00%, 5/1/19	300	301,452

		$1,092,137

Student Loan — 3.5%
Connecticut Higher Education Supplement Loan Authority, (AMT), 4.00%, 11/15/18	$175	$179,594
Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/20	550	600,341
Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/22	750	842,100
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/20	500	537,850

		$2,159,885

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 7.7%
Denver City and County, CO, Airport System Revenue, 1.726%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(1)	$500	$501,430
E-470 Public Highway Authority, CO, 1.879%, (67% of 1 mo. USD LIBOR + 1.05%), 9/1/21 (Put Date), 9/1/39(1)	1,000	1,014,870
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/24	1,000	1,127,020
Pennsylvania Turnpike Commission, 1.92%, (SIFMA+ 0.98%), 12/1/21(1)	2,150	2,180,874

		$4,824,194

Water and Sewer — 1.6%
California Department of Water Resources, (Central Valley Project), 1.31%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(1)	$500	$500,000
Riverside, CA, Water System Revenue, 1.57%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	485	484,981

		$984,981

Total Tax-Exempt Municipal Securities — 90.7% (identified cost $54,751,275)		$56,453,755

Tax-Exempt Mortgage-Backed Securities — 0.8%

Security	Principal Amount (000’s omitted)	Value
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 1.734%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	$499	$501,295

Total Tax-Exempt Mortgage-Backed Securities — 0.8% (identified cost $498,821)		$501,295

Taxable Municipal Securities — 7.0%

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 3.3%
Berks County Industrial Development Authority, PA, (Highlands At Wyomissing), 3.20%, 5/15/21	$975	$978,451
Tarrant County Cultural Education Facilities Finance Corp., TX, (Buckner Senior Living - Ventana), 4.00%, 11/15/21	1,060	1,061,622

		$2,040,073

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 3.7%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.29%, 7/1/19	$1,290	$1,294,735
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.52%, 7/1/20	1,000	997,490

		$2,292,225

Total Taxable Municipal Securities — 7.0% (identified cost $4,325,000)		$4,332,298

Corporate Bonds & Notes — 2.0%

Security	Principal Amount (000’s omitted)	Value

Hospital — 2.0%
St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	$1,250	$1,257,718

Total Corporate Bonds & Notes — 2.0% (identified cost $1,250,000)		$1,257,718

Total Investments — 100.5% (identified cost $60,825,096)		$62,545,066

Other Assets, Less Liabilities — (0.5)%		$(332,420)

Net Assets — 100.0%		$62,212,646

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2017, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Massachusetts	14.3%
Illinois	11.0%
New Jersey	10.6%
Others, representing less than 10% individually	64.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2017, 9.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 8.6% of total investments.

(1)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2017.

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2017, the aggregate value of these securities is $4,685,228 or 7.5% of the Fund’s net assets.

(3)	When-issued security.

Abbreviations:

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
LIBOR	–	London Interbank Offered Rate
NPFG	–	National Public Finance Guaranty Corp.
SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2017
Investments, at value (identified cost, $60,825,096)	$62,545,066
Cash	19,256
Interest receivable	499,360
Receivable for investments sold	15,000
Receivable for Fund shares sold	657,692
Receivable from affiliate	9,599
Total assets	$63,745,973

Liabilities
Demand note payable	$100,000
Payable for investments purchased	55,693
Payable for when-issued securities	1,250,000
Payable for Fund shares redeemed	22,681
Distributions payable	15,101
Payable to affiliates:
Investment adviser fee	19,278
Distribution and service fees	10,750
Accrued expenses	59,824
Total liabilities	$1,533,327
Net Assets	$62,212,646

Sources of Net Assets
Paid-in capital	$61,383,141
Accumulated net realized loss	(892,512)
Accumulated undistributed net investment income	2,047
Net unrealized appreciation	1,719,970
Net Assets	$62,212,646

Class A Shares
Net Assets	$30,168,326
Shares Outstanding	3,008,300
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.03
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.26

Class C Shares
Net Assets	$10,078,957
Shares Outstanding	1,049,322
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.61

Class I Shares
Net Assets	$21,965,363
Shares Outstanding	2,189,760
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.03

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2017
Interest	$701,947
Total investment income	$701,947

Expenses
Investment adviser fee	$98,680
Distribution and service fees
Class A	19,662
Class C	42,239
Trustees’ fees and expenses	1,557
Custodian fee	12,343
Transfer and dividend disbursing agent fees	9,768
Legal and accounting services	22,423
Printing and postage	6,274
Registration fees	25,832
Miscellaneous	13,414
Total expenses	$252,192
Deduct —
Allocation of expenses to affiliate	$53,900
Total expense reductions	$53,900

Net expenses	$198,292

Net investment income	$503,655

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$133,853
Net realized gain	$133,853
Change in unrealized appreciation (depreciation) —
Investments	$776,497
Net change in unrealized appreciation (depreciation)	$776,497

Net realized and unrealized gain	$910,350

Net increase in net assets from operations	$1,414,005

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
From operations —
Net investment income	$503,655	$1,239,451
Net realized gain	133,853	3,037,215
Net change in unrealized appreciation (depreciation)	776,497	(4,141,926)
Net increase in net assets from operations	$1,414,005	$134,740
Distributions to shareholders —
From net investment income
Class A	$(275,938)	$(725,923)
Class C	(63,228)	(162,008)
Class I	(154,015)	(333,373)
Total distributions to shareholders	$(493,181)	$(1,221,304)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,508,659	$2,301,298
Class C	2,065,429	1,252,313
Class I	15,042,468	9,791,118
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	233,823	635,894
Class C	53,921	127,968
Class I	121,892	90,896
Cost of shares redeemed
Class A	(1,600,618)	(13,226,951)
Class C	(1,553,632)	(2,235,414)
Class I	(1,185,707)	(17,812,853)
Net increase (decrease) in net assets from Fund share transactions	$19,686,235	$(19,075,731)

Net increase (decrease) in net assets	$20,607,059	$(20,162,295)

Net Assets
At beginning of period	$41,605,587	$61,767,882
At end of period	$62,212,646	$41,605,587

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$2,047	$(8,427)

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2017

Financial Highlights

	Class A
	Six Months Ended September 30, 2017 (Unaudited)		Year Ended March 31,
			2017		2016	2015	2014	2013
Net asset value — Beginning of period	$9.830		$10.060		$10.030	$9.900	$10.270	$10.240

Income (Loss) From Operations
Net investment income(1)	$0.107		$0.248		$0.264	$0.271	$0.289	$0.290
Net realized and unrealized gain (loss)	0.198		(0.235)		0.027	0.128	(0.372)	0.028

Total income (loss) from operations	$0.305		$0.013		$0.291	$0.399	$(0.083)	$0.318

Less Distributions
From net investment income	$(0.105)		$(0.243)		$(0.261)	$(0.269)	$(0.287)	$(0.288)

Total distributions	$(0.105)		$(0.243)		$(0.261)	$(0.269)	$(0.287)	$(0.288)

Net asset value — End of period	$10.030		$9.830		$10.060	$10.030	$9.900	$10.270

Total Return(2)	3.11	%(3)(4)	0.13	%(3)	2.95%	4.06%	(0.77)%	3.13%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,168		$24,526		$35,441	$43,069	$39,604	$42,208
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.70	%(3)(6)	0.80	%(3)(7)	0.77%	0.77%	0.78%	0.79%
Net investment income	2.14	%(6)	2.48%		2.65%	2.71%	2.91%	2.80%
Portfolio Turnover	22	%(4)	82%		9%	4%	8%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.22% and 0.22% of average daily net assets for the six months ended September 30, 2017 and the year ended March 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes interest expense of 0.01%.

12	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended September 30, 2017 (Unaudited)		Year Ended March 31,
			2017		2016	2015	2014	2013
Net asset value — Beginning of period	$9.410		$9.640		$9.610	$9.480	$9.840	$9.810

Income (Loss) From Operations
Net investment income(1)	$0.067		$0.165		$0.181	$0.188	$0.206	$0.204
Net realized and unrealized gain (loss)	0.198		(0.234)		0.027	0.127	(0.362)	0.028

Total income (loss) from operations	$0.265		$(0.069)		$0.208	$0.315	$(0.156)	$0.232

Less Distributions
From net investment income	$(0.065)		$(0.161)		$(0.178)	$(0.185)	$(0.204)	$(0.202)

Total distributions	$(0.065)		$(0.161)		$(0.178)	$(0.185)	$(0.204)	$(0.202)

Net asset value — End of period	$9.610		$9.410		$9.640	$9.610	$9.480	$9.840

Total Return(2)	2.82	%(3)(4)	(0.73	)%(3)	2.20%	3.34%	(1.57)%	2.37%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,079		$9,324		$10,396	$11,036	$11,152	$12,845
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.45	%(3)(6)	1.55	%(3)(7)	1.52%	1.52%	1.53%	1.54%
Net investment income	1.39	%(6)	1.72%		1.89%	1.96%	2.16%	2.05%
Portfolio Turnover	22	%(4)	82%		9%	4%	8%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.22% and 0.24% of average daily net assets for the six months ended September 30, 2017 and the year ended March 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes interest expense of 0.01%.

13	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2017 (Unaudited)		Year Ended March 31,
			2017		2016	2015	2014	2013
Net asset value — Beginning of period	$9.830		$10.060		$10.030	$9.900	$10.270	$10.240

Income (Loss) From Operations
Net investment income	$0.113	(1)	$0.269	(1)	$0.278 (1)	$0.286 (1)	$0.304 (1)	$0.305
Net realized and unrealized gain (loss)	0.199		(0.242)		0.027	0.128	(0.372)	0.029

Total income (loss) from operations	$0.312		$0.027		$0.305	$0.414	$(0.068)	$0.334

Less Distributions
From net investment income	$(0.112)		$(0.257)		$(0.275)	$(0.284)	$(0.302)	$(0.304)

Total distributions	$(0.112)		$(0.257)		$(0.275)	$(0.284)	$(0.302)	$(0.304)

Net asset value — End of period	$10.030		$9.830		$10.060	$10.030	$9.900	$10.270

Total Return(2)	3.18	%(3)(4)	0.27	%(3)	3.10%	4.21%	(0.62)%	3.28%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,965		$7,755		$15,931	$13,677	$10,227	$10,587
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.55	%(3)(6)	0.68	%(3)(7)	0.62%	0.62%	0.63%	0.64%
Net investment income	2.27	%(6)	2.68%		2.79%	2.85%	3.07%	2.93%
Portfolio Turnover	22	%(4)	82%		9%	4%	8%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.22% and 0.11% of average daily net assets for the six months ended September 30, 2017 and the year ended March 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes interest expense of 0.01%.

14	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Municipal Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business

15

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2017

Notes to Financial Statements (Unaudited) — continued

trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to September 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At March 31, 2017, the Fund, for federal income tax purposes, had capital loss carryforwards of $1,091,766 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on March 31, 2018 ($656,441) and March 31, 2019 ($435,325) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$60,749,636

Gross unrealized appreciation	$1,838,822
Gross unrealized depreciation	(43,392)

Net unrealized appreciation	$1,795,430

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.40% of the Fund’s average daily net assets up to $1 billion, and at a reduced rate on daily net assets of $1 billion or more, and is payable monthly. For the six months ended September 30, 2017, the investment adviser fee amounted to $98,680 or 0.40% (annualized) of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 0.70%, 1.45% and 0.55% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after July 31, 2018. Pursuant to this agreement, EVM was allocated $53,900 of the Fund’s operating expenses for the six months ended September 30, 2017.

16

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2017

Notes to Financial Statements (Unaudited) — continued

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2017, EVM earned $1,265 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,701 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2017. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2017 amounted to $19,662 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2017, the Fund paid or accrued to EVD $35,199 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2017 amounted to $7,040 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2017, the Fund was informed that EVD received approximately $300 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $29,891,836 and $11,168,613, respectively, for the six months ended September 30, 2017.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

Sales	650,392	233,350
Issued to shareholders electing to receive payments of distributions in Fund shares	23,437	63,632
Redemptions	(160,831)	(1,323,475)

Net increase (decrease)	512,998	(1,026,493)

17

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2017

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

Sales	216,180	132,616
Issued to shareholders electing to receive payments of distributions in Fund shares	5,645	13,380
Redemptions	(162,948)	(234,053)

Net increase (decrease)	58,877	(88,057)

Class I	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

Sales	1,507,655	985,119
Issued to shareholders electing to receive payments of distributions in Fund shares	12,203	9,116
Redemptions	(118,905)	(1,788,613)

Net increase (decrease)	1,400,953	(794,378)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 31, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At September 30, 2017, the Fund had a balance outstanding pursuant to this line of credit of $100,000 at an interest rate of 2.16%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at September 30, 2017. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 9) at September 30, 2017. The Fund’s average borrowings or allocated fees during the six months ended September 30, 2017 were not significant.

Effective November 1, 2017, the Fund renewed its line of credit agreement, which expires October 30, 2018, at substantially the same terms.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2017

Notes to Financial Statements (Unaudited) — continued

At September 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$56,453,755	$—	$56,453,755
Tax-Exempt Mortgage-Backed Securities	—	501,295	—	501,295
Taxable Municipal Securities	—	4,332,298	—	4,332,298
Corporate Bonds & Notes	—	1,257,718	—	1,257,718

Total Investments	$—	$62,545,066	$—	$62,545,066

The Fund held no investments or other financial instruments as of March 31, 2017 whose fair value was determined using Level 3 inputs. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

19

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

20

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Short Duration Municipal Opportunities Fund (formerly Eaton Vance Massachusetts Limited Maturity Municipal Income Fund) (the “Fund”), with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

In connection with its approval of the investment advisory and administrative agreement, the Board considered certain previously implemented changes to the Fund’s investment objective, investment strategies and certain investment policies, which became effective November 14, 2016. Prior to these changes, the Fund was required to invest at least 80% of its assets in municipal obligations that are exempt from regular federal income tax and Massachusetts state personal income taxes. Among other things, the Board considered the manner in which such changes, along with related changes to the Fund’s investment adviser from Boston Management and Research to the Adviser, may have affected the services provided under the investment advisory and administrative agreement.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such

21

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2017

Board of Trustees’ Contract Approval — continued

as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

The Board noted that, effective November 14, 2016, the Fund changed its name, investment objective and investment strategies to allow the Fund to (i) employ a more flexible investment approach and invest nationally (i.e., not primarily in issuers exempt from Massachusetts state personal income taxes), (ii) invest in municipal obligations of any duration and credit quality and (iii) shorten the Fund’s dollar-weighted average portfolio duration to 4.5 years or less. Although the Board considered information comparing the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, the Board concluded that, in light of the recent changes to the Fund, additional time is required to evaluate the Adviser’s performance in managing the Fund under its new mandate.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

22

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2017

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

23

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2017

Officers and Trustees

Officers of Eaton Vance Short Duration Municipal Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Short Duration Municipal Opportunities Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23358    9.30.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 27, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 27, 2017